RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($) $ in Thousands		6 Months Ended
	Apr. 16, 2018	Jun. 30, 2018
Related Party Transaction [Line Items]
Term of Renewal		5 years
Agreement Period One [Member] | Knoxville Terminals [Member] | PBF Holding [Member]
Related Party Transaction [Line Items]
Oil and Gas Plant, Collaborative Agreement, Minimum Revenue Commitment	894
Agreement Period Two [Member] | Knoxville Terminals [Member] | PBF Holding [Member]
Related Party Transaction [Line Items]
Oil and Gas Plant, Collaborative Agreement, Minimum Revenue Commitment	1,788
Agreement Period Three [Member] | Knoxville Terminals [Member] | PBF Holding [Member]
Related Party Transaction [Line Items]
Oil and Gas Plant, Collaborative Agreement, Minimum Revenue Commitment	2,683